Related Party Transactions - Additional Information (Detail)				12 Months Ended
	Jan. 17, 2020 USD ($) $ / shares shares	Oct. 23, 2017 USD ($) shares	Oct. 18, 2017 $ / mo $ / h	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)
Related Party Transaction [Line Items]
Warrants price per share | $ / shares				$ 1.50
Working capital loans | $				$ 0	$ 0
Accrued expenses - related parties | $				48,002	37,530
Subsequent Event [Member] | Fortress Subscription and Backstop Agreement [Member] | Fortress Investment Group LLC [Member]
Related Party Transaction [Line Items]
Investment Company, Committed Capital | $	$ 50,000,000
Warrant [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Loans convertible into warrants | $				1,500,000
Sponsors [Member]
Related Party Transaction [Line Items]
Total expenses - related parties | $				268,000	257,000
Accrued expenses - related parties | $				$ 48,000	$ 37,500
Sponsors [Member] | Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Monthly fee payable | $ / mo			5,000
Deferred cash payment per hour | $ / h			330
Affiliate of Sponsor [Member]
Related Party Transaction [Line Items]
Common stock conversion basis ratio				100.00%
Monthly expense for office space and related support services to an affiliate | $ / mo			16,875
Class F Common Stock [Member]
Related Party Transaction [Line Items]
Common stock conversion basis ratio				100.00%
Class F Common Stock [Member] | Sponsors [Member]
Related Party Transaction [Line Items]
Stock issued during period, shares, new issues | shares		8,625,000
Stock issued during period, value, new issues | $		$ 25,000
Number of shares to be forfeited if over-allotment option is not exercised | shares		1,125,000
Common stock conversion basis ratio				100.00%
Ratio of shares to be received as adjustment to existing shares				11.11%
Class A Common Stock [Member] | Subsequent Event [Member] | Fortress Subscription and Backstop Agreement [Member]
Related Party Transaction [Line Items]
Price per share | $ / shares	$ 10.00
Class A Common Stock [Member] | Chief Financial Officer [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Number of shares obligated to be issued | shares	10,069
Class A Common Stock [Member] | Sponsors [Member]
Related Party Transaction [Line Items]
Threshold share price for transfer of shares | $ / shares				$ 12.00
Number of trading period for transfer of shares				20 days
Number of consecutive trading period for transfer of shares				30 days
Period from completion of business combination				150 days
Class A Common Stock [Member] | Sponsors [Member] | Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Ordinary shares to be issued | shares				9,652
Class A Common Stock [Member] | Anchor Investors [Member]
Related Party Transaction [Line Items]
Shares to be sold under forward agreements | shares				15,789,474
Forward agreements price per share | $ / shares				$ 9.50
Forward agreements, aggregate amount | $				$ 150,000,000
Number Of Shares To Be Sold Under Forward Sale Agreements | shares				15,789,474
Class A Common Stock [Member] | Anchor Investors [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Shares to be sold under forward agreements | shares	5,000,000
Forward agreements price per share | $ / shares	$ 10.00
Number Of Shares To Be Sold Under Forward Sale Agreements | shares	5,000,000
Class A Common Stock [Member] | Anchor Investors [Member] | Contingent Call Shares [Member]
Related Party Transaction [Line Items]
Threshold share price | $ / shares				$ 11.00
Number of trading days for calculating share price				20 days
Number of consecutive trading days for calculating share price				30 days
Share purchase price | $ / shares				$ 0.01
Ratio to determine shares that may be purchased				5.56%
Common Class F And Private Placement Warrants [Member] | Anchor Investors [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Percentage of equity forfeited	25.00%